Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 129	$ (629)	$ (2,188)
Other comprehensive income (loss), net of tax :
Currency translation adjustments arising during the period	(271)	103	64
Foreign currency translation adjustments	(271)	103	64
Unrealized gains (losses) arising during the period	1	1	6
Unrealized gains (losses) on securities	1	1	6
Unrealized gains (losses) arising during the period	(111)	36	30
Less : reclassification adjustment for (income) losses included in net income (loss)	2	(29)	59
Unrealized gains (losses) on derivatives	(109)	7	89
Prior service cost arising during the period		(5)	(4)
Net gains (losses) arising during the period	(50)	74	(20)
Less : amortization of prior service cost included in net periodic pension cost	1	5	5
Defined benefit pension plans	(49)	74	(19)
Other comprehensive income (loss), net of tax	(428)	185	140
Comprehensive income (loss)	(299)	(444)	(2,048)
Less : comprehensive income (loss) attributable to noncontrolling interest	2	(134)	(1,014)
Comprehensive income (loss) attributable to the company's stockholders	$ (301)	$ (310)	$ (1,034)